SUPPLEMENTAL INFORMATION ON OPERATING, INVESTING AND FINANCING ACTIVITIES (Tables)	12 Months Ended
Dec. 29, 2012
Supplemental Information Related to Consolidated Statements of Cash Flows

Additional supplemental information related to the Consolidated Statements of Cash Flows is as follows:

(In thousands)	2012	2011	2010
Cash interest paid (net of amounts capitalized)	$56,808	$54,833	$62,352
Cash taxes paid (refunded)	10,297	(3,317)	(54,459)
Non-cash asset additions under capital leases	9,029	10,025	13,251
Non-cash paid-in-kind dividends (refer to Note K)	22,765	7,656	—